Intangible Assets and Goodwill (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 21,406,000	$ 17,119,000	$ 13,086
Accumulated Amortization	6,546,000	5,587,000	(3,972)
Net	14,860,000	11,532,000
Distributor Organizations [Member]
Cost	10,345,000	8,425,000	6,825
Accumulated Amortization	4,684,000	4,169,000	(3,157)
Net	5,661,000	4,256,000
Trademarks [Member]
Cost	4,341,000	3,841,000	2,741
Accumulated Amortization	200,000	113,000	(66)
Net	4,141,000	3,728,000
Customer Relationships [Member]
Cost	6,000,000	4,133,000	3,500
Accumulated Amortization	1,555,000	1,248,000	(729)
Net	4,445,000	2,885,000
Internally Developed Software [Member]
Cost	720,000	720,000
Accumulated Amortization	107,000	57,000
Net	$ 613,000	$ 663,000